PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and consolidated VIE

As of December 31, 2025, the Company’s principal subsidiaries and consolidated VIE are as follows:

Company name	Place of incorporation	Date of incorporation	Equity interest/economic interest held	Principal activities
Principal subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding
Beijing Highland Wolf Technology Co., Ltd. (the “WFOE”)	Beijing, China	December 6, 2023	100%	Management consultancy and technical services
VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment services

Schedule of variable interest entities

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
ASSETS
Current assets
Cash and cash equivalents	1,414,184	1,284,631
Short-term time deposits	—	64,098
Short-term investments	4,445,982	7,958,835
Accounts and notes receivable, net	24,988	11,643
Inventories	3,042	2,395
Amounts due from Group companies	379,885	299,254
Amounts due from related parties	6,585	8,723
Prepayments and other current assets	276,936	315,028
Total current assets	6,551,602	9,944,607
Non-current assets
Long-term time deposits	—	51,799
Long-term investments	252,492	188,901
Property, equipment and software, net	1,469,151	1,127,522
Right-of-use assets, net	207,835	106,685
Intangible assets, net	189	102
Total non-current assets	1,929,667	1,475,009
Total assets	8,481,269	11,419,616
LIABILITIES
Current liabilities
Accounts payable	71,692	112,843
Deferred revenue	2,790,780	2,920,916
Other payables and accrued liabilities	493,032	540,787
Amounts due to Group companies	228,135	268,998
Operating lease liabilities, current	143,588	66,527
Total current liabilities	3,727,227	3,910,071
Non-current liabilities
Operating lease liabilities, non-current	61,002	29,938
Deferred tax liabilities	21,861	36,024
Total non-current liabilities	82,863	65,962
Total liabilities	3,810,090	3,976,033

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Total revenues	5,867,883	7,051,500	7,785,097
Cost of revenues	(1,057,018)	(1,138,098)	(1,134,165)
Net income	697,038	1,368,323	2,170,984

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Net cash provided by operating activities	2,717,909	2,747,052	3,418,058
Net cash used in investing activities	(2,594,184)	(2,476,836)	(3,547,611)
Net cash provided by financing activities	—	—	—
Net increase/(decrease) in cash and cash equivalents	123,725	270,216	(129,553)
Cash and cash equivalents at beginning of the year	1,020,243	1,143,968	1,414,184
Cash and cash equivalents at end of the year	1,143,968	1,414,184	1,284,631